INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income tax expense consisted of the following components:

(Dollars in thousands)	2019	2018	2017
Current expense
Federal	$31,343	$34,330	$22,599
State	854	1,029	1,265
Total current expense	32,197	35,359	23,864
Deferred expense (benefit)
Federal	10,946	4,675	(4,657)
State	1,644	1,592	169
Total deferred expense (benefit)	12,590	6,267	(4,488)
Income tax expense	$44,787	$41,626	$19,376

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2019	2018	2017
Income taxes computed at federal statutory rate on income before income taxes (21% in 2019 and 2018; 35% in 2017)	$51,001	$44,986	$40,657
Benefit from tax-exempt income	(5,964)	(4,499)	(3,427)
Tax credits	(10,075)	(5,439)	(16,806)
Tax rate reduction impact	0	0	(8,191)
Basis reduction on tax credit	738	0	4,599
Tax benefit of equity compensation	(140)	(565)	(1,449)
State income taxes, net of federal tax benefit	1,973	2,070	932
Affordable housing investments	5,825	4,725	2,798
Other	1,429	348	263
Income tax expense	$44,787	$41,626	$19,376

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2019, and 2018, were as follows:

(Dollars in thousands)	2019	2018
Deferred tax assets
Allowance for loan and lease losses	$13,011	$12,782
Fair value adjustments on business combinations	6,470	11,199
Deferred compensation	228	392
Postretirement benefits other than pension liability	666	676
Accrued stock-based compensation	1,296	1,145
OREO write-downs	162	118
Interest on nonaccrual loans	548	1,160
Accrued expenses	4,708	5,808
Net unrealized losses on investment securities and derivatives	0	3,221
State net operating loss	2,792	3,119
Leasing liability	14,806	0
Federal tax credit carryforwards	0	873
Other	816	425
Total deferred tax assets	45,503	40,918

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(10,970)	(9,530)
FHLB and FRB stock	(4,043)	(4,044)
Mortgage-servicing rights	(2,435)	(2,285)
Leasing activities	(7,349)	(3,881)
Retirement obligation	(8,511)	(6,614)
Intangible assets	(11,647)	(12,310)
Deferred loan fees and costs	(1,100)	(131)
Prepaid expenses	(623)	(582)
Limited partnership investments	(2,249)	(2,367)
Net unrealized gains on investment securities	(11,359)	0
Foreign exchange deferred income	(2,845)	0
Right of use assets	(13,354)	0
Other	(2,048)	(1,867)
Total deferred tax liabilities	(78,533)	(43,611)
Total net deferred tax liability	$(33,030)	$(2,693)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]	A progression of gross unrecognized tax benefits as of December 31, 2019 and 2018 is as follows:

(Dollars in thousands)	2019	2018
Balance at beginning of year	$3,735	$3,735
Settlements	(729)	0
Balance at end of year	$3,006	$3,735